Subsequent Events	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Subsequent Events

47.	Subsequent Events
a)	Deliberation on Interest on Equity

The Board of Directors of Banco Santander, at a meeting held on January 10, 2025, approved the proposal of the Company's Executive Board, ad referendum of the Ordinary General Meetings to be held by April 30, 2025, for the distribution of Interest on Equity, in the amount of R$1,500,000,000.00 (one billion and five hundred million reais), based on the balance of the Company's Dividend Equalization Reserve. Shareholders registered in the Bank's records at the end of January 22, 2025 (inclusive) will be entitled to the Interest on Equity. Therefore, as of January 23, 2025 (inclusive), the Bank's shares will be traded “Ex-Interest on Equity”. The amount of Interest on Equity was paid in February 12, 2025. The Interest on Equity will be fully attributed to the minimum mandatory dividends to be distributed by the Bank, referring to the fiscal year 2025, without any remuneration as monetary adjustment.